PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER RECEIVABLES
Schedule of prepaid expense and other receivables

	December 31,	December 31,
USD million	2023	2022
Related to financing activities:
Prepaid interest	17.0	16.0
Prepaid interest to related parties	—	40.3
Derivative instruments	12.5	23.5
Related to operating and other activities:
Other tax receivables	24.3	19.9
Prepaid licence fees	8.1	11.1
Prepaid advertising and promotion	7.8	6.6
Discounted bills	6.8	5.6
Prepaid insurance	6.3	2.8
Accrued employee benefits	0.5	0.5
Other receivables [1]	79.1	47.0
Total	162.3	173.3

[1]  Other receivables include other non interest-yielding assets to related parties. Refer to note 26 for further details.